Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the section “Compensation Discussion and Analysis”.

The following table summarizes the Summary Compensation Table (“SCT”) total and Compensation Actually Paid (“CAP”) to the CEO and the average for the other NEOs:

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO(1) (b)	Compensation Actually Paid to CEO(2) (c)	Average Summary Compensation Table Total for Non-CEO NEOs(3) (d)	Average Compensation Actually Paid to Non-CEO NEOs(4) (e)	Total Stockholder Return(5) (f)	Peer Group Total Stockholder Return(6) (g)	Net Income ($m)(7) (h)	Adjusted Operating Margin(8) (i)
2022	$17,860,730	$26,562,730	$5,986,427	$8,322,000	$97.64	$90.88	$944	10.26%
2021	$17,592,090	$21,424,041	$5,235,163	$6,004,222	$107.51	$126.06	$537	10.56%
2020	$9,848,772	$6,664,736	$2,836,370	$2,055,230	$90.80	$118.70	$500	9.74%

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Lissalde (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)	The dollar amounts reported in column (c) represent the amount of CAP to Mr. Lissalde, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Lissalde’s total compensation from the SCT for each year to determine CAP:

Year	SCT Total	Deductions from SCT(a)	Additions to SCT(b)	CAP
2022	$17,860,730	$(12,255,302)	$20,957,302	$26,562,730
2021	$17,592,090	$(13,017,485)	$16,849,436	$21,424,041
2020	$9,848,772	$(6,364,686)	$3,180,650	$6,664,736

(a)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension values for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends Related to Equity Awards	Total Equity Award Adjustments
2022	$16,365,247	$4,234,146	$234,000	$—	$123,909	$20,957,302
2021	$12,923,641	$2,055,298	$3,669,001	$(1,931,135)	$132,631	$16,849,436
2020	$7,277,073	$(3,350,586)	$(132,154)	$(712,264)	$98,581	$3,180,650

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Lissalde, our Chief Executive Officer) in the “Total” column of the SCT in each applicable year. The NEOs included for purposes of calculating the average amounts for 2022 are as follows: Mr. Nowlan, Mr. Fadool, Mr. Demmerle and Ms. Calaway. For 2021 and 2020, Mr. Ericson was also included.
(4)	The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Lissalde), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the amount of compensation realized by the NEOs as a group (excluding Mr. Lissalde) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation from the SCT for the NEOs as a group (excluding Mr. Lissalde) for each year to determine CAP:

Year	Average SCT Total	Deductions from SCT(a)	Additions to SCT(b)	Average CAP
2022	$5,986,427	$(3,459,940)	$5,795,514	$8,322,000
2021	$5,235,163	$(3,192,077)	$3,961,136	$6,004,222
2020	$2,836,370	$(1,401,811)	$620,671	$2,055,230

(a)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension values for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year-over-Year Change in Average Fair Value of Outstanding and Unvested Equity Awards	Year-over-Year Change in Average Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends Related to Equity Awards	Total Average Equity Award Adjustments
2022	$4,620,356	$1,115,267	$26,246	$—	$33,645	$5,795,514
2021	$3,169,074	$489,825	$520,830	$(258,834)	$40,241	$3,961,136
2020	$1,602,763	$(465,589)	$(283,335)	$(257,407)	$24,239	$620,671

(5)	The Total Stockholder Return shows the value at each year end (including dividend reinvestment, to the extent applicable) of $100 invested in our common stock on January 1, 2020.

(6)	The Peer Group Total Stockholder Return shows the value at each year end (including dividend reinvestment, to the extent applicable) of $100 invested on January 1, 2020, in companies within Standard Industrial Code (“SIC”) 3714 Motor Vehicle Parts.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)	Adjusted operating margin is defined in the Compensation Discussion and Analysis and a reconciliation from US GAAP Operating Income is shown in Appendix A. We have selected adjusted operating margin for this table as the financial performance measure we consider most important in linking compensation actually paid to our NEOs for 2022.

Company Selected Measure Name	[1]	Adjusted Operating Margin
PEO Total Compensation Amount	[2]	$ 17,860,730	$ 17,592,090	$ 9,848,772
PEO Actually Paid Compensation Amount	[3]	$ 26,562,730	21,424,041	6,664,736
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of CAP to Mr. Lissalde, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Lissalde’s total compensation from the SCT for each year to determine CAP:
Year	SCT Total	Deductions from SCT(a)	Additions to SCT(b)	CAP
2022	$17,860,730	$(12,255,302)	$20,957,302	$26,562,730
2021	$17,592,090	$(13,017,485)	$16,849,436	$21,424,041
2020	$9,848,772	$(6,364,686)	$3,180,650	$6,664,736

(a)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension values for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends Related to Equity Awards	Total Equity Award Adjustments
2022	$16,365,247	$4,234,146	$234,000	$—	$123,909	$20,957,302
2021	$12,923,641	$2,055,298	$3,669,001	$(1,931,135)	$132,631	$16,849,436
2020	$7,277,073	$(3,350,586)	$(132,154)	$(712,264)	$98,581	$3,180,650

Non-PEO NEO Average Total Compensation Amount	[4]	$ 5,986,427	5,235,163	2,836,370
Non-PEO NEO Average Compensation Actually Paid Amount	[5]	$ 8,322,000	6,004,222	2,055,230
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Lissalde), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the amount of compensation realized by the NEOs as a group (excluding Mr. Lissalde) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation from the SCT for the NEOs as a group (excluding Mr. Lissalde) for each year to determine CAP:
Year	Average SCT Total	Deductions from SCT(a)	Additions to SCT(b)	Average CAP
2022	$5,986,427	$(3,459,940)	$5,795,514	$8,322,000
2021	$5,235,163	$(3,192,077)	$3,961,136	$6,004,222
2020	$2,836,370	$(1,401,811)	$620,671	$2,055,230

(a)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension values for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year-over-Year Change in Average Fair Value of Outstanding and Unvested Equity Awards	Year-over-Year Change in Average Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends Related to Equity Awards	Total Average Equity Award Adjustments
2022	$4,620,356	$1,115,267	$26,246	$—	$33,645	$5,795,514
2021	$3,169,074	$489,825	$520,830	$(258,834)	$40,241	$3,961,136
2020	$1,602,763	$(465,589)	$(283,335)	$(257,407)	$24,239	$620,671

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Compensation Actually Paid and TSR The chart below shows the comparison of Compensation Actually Paid to the CEO and NEOs and TSR for the Company and Peer Group.
Compensation Actually Paid vs. Net Income [Text Block]		Compensation Actually Paid and Net Income The chart below shows the comparison of Compensation Actually Paid for the CEO and NEOs and Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Compensation Actually Paid vs Adjusted Operating Margin The chart below shows the comparison of Compensation Actually Paid for the CEO and NEOs and Adjusted Operating Margin.
Tabular List [Table Text Block]

Most Important Performance Measures

In our assessment, the most important financial performance measures used to link CAP to Company performance are listed in the table below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the “Compensation Discussion and Analysis”.

Adjusted Operating Margin	Relative Total Stockholder Return
Free Cash Flow	Relative Revenue Growth

Total Shareholder Return Amount	[6]	$ 97.64	107.51	90.8
Peer Group Total Shareholder Return Amount	[7]	90.88	126.06	118.7
Net Income (Loss)	[8]	$ 944	$ 537	$ 500
Company Selected Measure Amount	[1]	10.26	10.56	9.74
PEO Name		Mr. Lissalde
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Margin
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Stockholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Relative Revenue Growth
PEO [Member] | Grant Date Fair Value Of Equity-Based Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ (12,255,302)	$ (13,017,485)	$ (6,364,686)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	20,957,302	16,849,436	3,180,650
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		16,365,247	12,923,641	7,277,073
PEO [Member] | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,234,146	2,055,298	(3,350,586)
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		234,000	3,669,001	(132,154)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,931,135)	(712,264)
PEO [Member] | Value of Dividends Related to Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		123,909	132,631	98,581
Non-PEO NEO [Member] | Grant Date Fair Value Of Equity-Based Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	(3,459,940)	(3,192,077)	(1,401,811)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	5,795,514	3,961,136	620,671
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,620,356	3,169,074	1,602,763
Non-PEO NEO [Member] | Year-over-Year Change in Average Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,115,267	489,825	(465,589)
Non-PEO NEO [Member] | Year-over-Year Change in Average Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		26,246	520,830	(283,335)
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(258,834)	(257,407)
Non-PEO NEO [Member] | Average Value of Dividends Related to Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 33,645	$ 40,241	$ 24,239

[1]	Adjusted operating margin is defined in the Compensation Discussion and Analysis and a reconciliation from US GAAP Operating Income is shown in Appendix A. We have selected adjusted operating margin for this table as the financial performance measure we consider most important in linking compensation actually paid to our NEOs for 2022.
[2]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Lissalde (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.
[3]	The dollar amounts reported in column (c) represent the amount of CAP to Mr. Lissalde, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Lissalde’s total compensation from the SCT for each year to determine CAP:
Year	SCT Total	Deductions from SCT(a)	Additions to SCT(b)	CAP
2022	$17,860,730	$(12,255,302)	$20,957,302	$26,562,730
2021	$17,592,090	$(13,017,485)	$16,849,436	$21,424,041
2020	$9,848,772	$(6,364,686)	$3,180,650	$6,664,736

(a)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension values for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends Related to Equity Awards	Total Equity Award Adjustments
2022	$16,365,247	$4,234,146	$234,000	$—	$123,909	$20,957,302
2021	$12,923,641	$2,055,298	$3,669,001	$(1,931,135)	$132,631	$16,849,436
2020	$7,277,073	$(3,350,586)	$(132,154)	$(712,264)	$98,581	$3,180,650

[4]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Lissalde, our Chief Executive Officer) in the “Total” column of the SCT in each applicable year. The NEOs included for purposes of calculating the average amounts for 2022 are as follows: Mr. Nowlan, Mr. Fadool, Mr. Demmerle and Ms. Calaway. For 2021 and 2020, Mr. Ericson was also included.
[5]	The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Lissalde), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the amount of compensation realized by the NEOs as a group (excluding Mr. Lissalde) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation from the SCT for the NEOs as a group (excluding Mr. Lissalde) for each year to determine CAP:
Year	Average SCT Total	Deductions from SCT(a)	Additions to SCT(b)	Average CAP
2022	$5,986,427	$(3,459,940)	$5,795,514	$8,322,000
2021	$5,235,163	$(3,192,077)	$3,961,136	$6,004,222
2020	$2,836,370	$(1,401,811)	$620,671	$2,055,230

(a)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension values for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year-over-Year Change in Average Fair Value of Outstanding and Unvested Equity Awards	Year-over-Year Change in Average Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends Related to Equity Awards	Total Average Equity Award Adjustments
2022	$4,620,356	$1,115,267	$26,246	$—	$33,645	$5,795,514
2021	$3,169,074	$489,825	$520,830	$(258,834)	$40,241	$3,961,136
2020	$1,602,763	$(465,589)	$(283,335)	$(257,407)	$24,239	$620,671

[6]	The Total Stockholder Return shows the value at each year end (including dividend reinvestment, to the extent applicable) of $100 invested in our common stock on January 1, 2020.
[7]	The Peer Group Total Stockholder Return shows the value at each year end (including dividend reinvestment, to the extent applicable) of $100 invested on January 1, 2020, in companies within Standard Industrial Code (“SIC”) 3714 Motor Vehicle Parts
[8]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[9]	(a)Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension values for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.
[10]	(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[11]	(a)Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension values for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.
[12]	(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows: